CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	$ 28,493	¥ 198,363	¥ 190,898	¥ 330,977
Equipment leasing revenues	8,412	58,559	76,723	239,569
Revenue	20,081	139,804	114,175	91,408
Cost of revenues	(30,767)	(214,193)	(171,136)	(232,979)
Gross profit	(2,274)	(15,830)	19,762	97,998
Operating expenses:
Selling expenses	(4,344)	(30,241)	(21,718)	(43,608)
General and administrative expenses	(45,266)	(315,134)	(291,854)	(237,646)
Impairment of long-lived assets	(10,930)	(76,089)	(5,433)	(28,600)
Operating loss	(62,814)	(437,294)	(299,243)	(211,856)
Interest expense (including interest expense to related party amounting to RMB31,716, RMB193 and RMB151 (US$22) for the years ended December 31, 2017, 2018 and 2019, respectively)	(4,122)	(28,700)	(46,232)	(89,959)
Foreign exchange gain, net	5,026	34,990	36,531	4,023
(Loss) gain on disposal of long-lived assets	(187)	(1,299)	4,711	(31,437)
Interest income	1,316	9,165	14,168	12,077
Income (loss) from equity method investments	(729)	(5,078)	(20,747)	1,454
Gain on disposal of subsidiaries	0	0	3,341	58,913
Other income, net	5,335	37,138	34,206	2,890
Gain on disposal of an equity method investment	0	0	48,019	0
Loss before income tax	(56,175)	(391,078)	(225,246)	(253,895)
Income tax (expenses) benefit	5,600	38,986	(34,051)	(31,789)
Net loss	(50,575)	(352,092)	(259,297)	(285,684)
Net loss attributable to noncontrolling interests	(6,470)	(45,043)	(24,422)	(1,364)
Net loss attributable to Concord Medical Services Holdings Limited	$ (44,105)	¥ (307,049)	¥ (234,875)	¥ (284,320)
Loss per share for Class A and Class B ordinary shares:
Basic and diluted | (per share)	$ (0.61)	¥ (4.24)	¥ (2.76)	¥ (2.19)
Weighted average number of class A and class B ordinary shares outstanding:
Basic and diluted	130,238,498	130,238,498	130,104,787	130,091,977
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	$ (1,245)	¥ (8,664)	¥ (41,203)	¥ 40,550
Total other comprehensive income (loss), net of tax	(1,245)	(8,664)	(41,203)	40,550
Comprehensive loss	(51,820)	(360,756)	(300,500)	(245,134)
Comprehensive income (loss) attributable to noncontrolling interests	(6,310)	(43,930)	(22,902)	2,485
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(45,510)	(316,826)	(277,598)	(247,619)
Services and other revenues
Revenue	16,809	117,027	99,117	91,351
Medicine income
Revenue	$ 3,272	¥ 22,777	¥ 15,058	¥ 57